AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3

                               SEMI-ANNUAL REPORT

                                  June 30, 2004

This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of American Life Separate Account No. 3:

   Statement of Assets and Liabilities ....................................    2

   Statement of Operations ................................................    4

   Statements of Changes in Net Assets ....................................    6

   Financial Highlights ...................................................    9

   Notes to Financial Statements ..........................................   14

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                    Investment Company
                                                           -----------------------------------------------------------------------
                                                             Money            All           Equity          Mid-Cap
                                                            Market          America          Index        Equity Index       Bond
                                                             Fund             Fund           Fund             Fund           Fund
                                                           --------         --------        --------      ------------      ------
ASSETS:
Investments in Mutual of America Investment Corporation
  at market value
  (Cost:
  Money Market Fund -- $1,212
  All America Fund -- $18,425
  Equity Index Fund -- $34,121
  Mid-Cap Equity Index Fund -- $30
  Bond Fund -- $1,529)
  (Notes 1 and 2) .................................        $  1,197         $ 15,480        $ 31,339         $   32        $  1,449
Due From (To) General Account .....................             (26)              20            (252)           (32)             (8)
                                                           --------         --------        --------         ------        --------
NET ASSETS ........................................        $  1,171         $ 15,500        $ 31,087         $--           $  1,441
                                                           ========         ========        ========         ======        ========
UNIT VALUE AT JUNE 30, 2004 .......................        $   2.30         $   7.91        $   2.70         $ 1.49        $   4.00
                                                           ========         ========        ========         ======        ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004 ..................................             509            1,960          11,513             --             360
                                                           ========         ========        ========         ======        ========

                                                                                      Investment Company
                                                                      --------------------------------------------------------------
                                                                                                                         Aggressive
                                                                      Short-Term       Mid-Term         Composite         Equity
                                                                       Bond Fund       Bond Fund          Fund              Fund
                                                                      ----------       ---------        ---------        -----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $360
   Mid-Term Bond Fund -- $65
   Composite Fund -- $15,859
   Aggressive Equity Fund -- $31,387)
   (Notes 1 and 2) .............................................       $    357         $     65         $ 13,918         $ 30,734
Due From (To) Mutual of America General Account ................           (135)              (2)            (440)            (511)
                                                                       --------         --------         --------         --------
NET ASSETS .....................................................       $    222         $     63         $ 13,478         $ 30,223
                                                                       ========         ========         ========         ========
UNIT VALUE AT JUNE 30, 2004 ....................................       $   1.53         $   1.65         $   5.26         $   2.55
                                                                       ========         ========         ========         ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004 ...............................................            145               38            2,563           11,872
                                                                       ========         ========         ========         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                                                        American
                                                                                    Scudder                              Century
                                                                 -------------------------------------------------     ------------
                                                                                    Capital                             VP Capital
                                                                   Bond              Growth          International     Appreciation
                                                                   Fund               Fund               Fund              Fund
                                                                 --------           ---------        -------------     ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $386
   Scudder Capital Growth Fund -- $70,651
   Scudder International Fund -- $12,667
   American Century VP
     Capital Appreciation Fund-- $28,817)
   (Notes 1 and 2) ....................................          $    291           $ 47,716            $  7,622         $ 22,934
Due From (To) General Account .........................                25               (409)                361              281
                                                                 --------           --------            --------         --------
NET ASSETS ............................................          $    316           $ 47,307            $  7,983         $ 23,215
                                                                 ========           ========            ========         ========
UNIT VALUE AT JUNE 30, 2004 ...........................          $  16.23           $  31.25            $  14.29         $  12.94
                                                                 ========           ========            ========         ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004 ......................................                19              1,514                 559            1,794
                                                                 ========           ========            ========         ========

                                                                  Calvert                             Fidelity
                                                                 --------         --------------------------------------------------
                                                                  Social               VIP              VIP II            VIP II
                                                                 Balanced         Equity-Income         Contra         Asset Manager
                                                                   Fund               Fund               Fund              Fund
                                                                 --------           ---------        -------------     -------------
ASSETS:
Investments in Calvert Responsibly Invested Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $12,285
   VIP Equity-Income Fund -- $29,459
   VIP II Contra Fund -- $18,921
   VIP II Asset Manager Fund -- $18,627)
   (Notes 1 and 2) ....................................          $ 10,322           $ 23,009            $ 19,216         $ 14,269
Due From (To) General Account .........................                23               (835)               (278)             289
                                                                 --------           --------            --------         --------
NET ASSETS ............................................          $ 10,345           $ 22,174            $ 18,938         $ 14,558
                                                                 ========           ========            ========         ========
UNIT VALUE AT JUNE 30, 2004 ...........................          $   3.13           $  35.83            $  31.41         $  25.56
                                                                 ========           ========            ========         ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2004 ......................................             3,302                619                 603              570
                                                                 ========           ========            ========         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                          Investment Company
                                                                    ----------------------------------------------------------------
                                                                                                                          Mid-Cap
                                                                    Money Market     All America       Equity Index     Equity Index
                                                                       Fund              Fund             Fund              Fund
                                                                    ------------     -----------       ------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1):
   Dividend Income .........................................          $    --           $    --           $    --               $--
Expenses  (Note 3):
   Fees and administrative expenses ........................               25               141               244                --
                                                                      -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) ...............................              (25)             (141)             (244)               --
                                                                      -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1)
Net realized gain (loss) on investments ....................               (8)             (266)             (137)               13
Net unrealized appreciation
   (depreciation) of investments ...........................               13               448             1,139               (10)
                                                                      -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................                5               182             1,002                 3
                                                                      -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................          $   (20)          $    41           $   758           $     3
                                                                      =======           =======           =======           =======

                                                                                          Company
                                                            -----------------------------------------------------------------------
                                                                                                                          Aggressive
                                                              Bond        Short-Term      Mid-Term         Composite        Equity
                                                              Fund         Bond Fund      Bond Fund          Fund            Fund
                                                            --------      ----------      ---------       ----------      ----------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1):
   Dividend Income .................................        $    --         $    --         $    --         $    --         $    --
Expenses  (Note 3):
   Fees and administrative expenses ................             37               2             140             236             203
                                                            -------         -------         -------         -------         -------
NET INVESTMENT INCOME (LOSS) .......................            (37)             (2)           (140)           (236)           (203)
                                                            -------         -------         -------         -------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain on investments ...................            (14)             --              --            (518)             87
Net unrealized appreciation
   (depreciation) of investments ...................             22               1               1             630          (1,716)
                                                            -------         -------         -------         -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..................................              8               1               1             112          (1,629)
                                                            -------         -------         -------         -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................        $   (29)        $    (1)        $  (139)        $  (124)        $(1,832)
                                                            =======         =======         =======         =======         =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                                                         American
                                                                                      Scudder                             Century
                                                                   ------------------------------------------------     ------------
                                                                                      Capital                            VP Capital
                                                                     Bond             Growth          International     Appreciation
                                                                     Fund              Fund               Fund              Fund
                                                                   -------            -------         -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1):
   Dividend Income ......................................          $    11            $   253            $    99           $    --
Expenses  (Note 3):
   Fees and administrative expenses .....................                7                252                 44                98
                                                                   -------            -------            -------           -------
NET INVESTMENT INCOME (LOSS) ............................                4                  1                 55               (98)
                                                                   -------            -------            -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .................             (240)              (254)                --                --
Net unrealized appreciation
   (depreciation) of investments ........................              244              1,661                 51               657
                                                                   -------            -------            -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................                4              1,407                 51               657
                                                                   -------            -------            -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................          $     8            $ 1,408            $   106           $   559
                                                                   =======            =======            =======           =======

                                                                   Calvert                             Fidelity
                                                                  ---------        -------------------------------------------------
                                                                    Social              VIP              VIP II           VIP II
                                                                   Balanced        Equity-Income         Contra        Asset Manager
                                                                     Fund              Fund               Fund             Fund
                                                                  ---------        -------------        --------       -------------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1):
   Dividend Income .........................................        $    --           $   459           $    64           $   380
Expenses  (Note 3):
   Fees and administrative expenses ........................             78               166               120               115
                                                                    -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) ...............................            (78)              293               (56)              265
                                                                    -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ....................             --              (479)               (6)               --
Net unrealized appreciation
   (depreciation) of investments ...........................            255               848             1,105              (200)
                                                                    -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................            255               369             1,099              (200)
                                                                    -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $   177           $   662           $ 1,043           $    65
                                                                    =======           =======           =======           =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                          ----------------------------------------------------------------------------------------
                                                Money Market Fund            All America Fund             Equity Index Fund
                                          ----------------------------  ----------------------------  ----------------------------
                                           For the Six      For the      For the Six      For the      For the Six       For the
                                           Months Ended   Year Ended     Months Ended   Year Ended     Months Ended    Year Ended
                                          June 30, 2004   December 31,  June 30, 2004   December 31,  June 30, 2004   December 31,
                                           (Unaudited)       2003        (Unaudited)        2003       (Unaudited)        2003
                                          -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .......     $    (25)     $    (36)       $   (141)      $   (147)      $   (244)      $    (72)
   Net realized gain (loss) on
     investments ......................           (8)           (8)           (266)        (1,606)          (137)        (1,727)
   Net Unrealized appreciation
      (depreciation) of investments ...           13             5             448          5,400          1,139          8,066
                                            --------      --------        --------       --------       --------       --------
Net Increase (Decrease) in net assets
   resulting from operations ..........          (20)          (39)             41          3,647            758          6,267
                                            --------      --------        --------       --------       --------       --------
From Unit Transactions:
   Contributions ......................          439           700           1,212          2,445          3,640          6,728
   Withdrawals ........................           --            --            (362)            --             --            (16)
   Net Transfers ......................         (466)         (453)         (1,031)        (3,550)        (1,840)        (8,195)
                                            --------      --------        --------       --------       --------       --------
Net Increase (Decrease) from unit
   transactions .......................          (27)          247            (181)        (1,105)         1,800         (1,483)
                                            --------      --------        --------       --------       --------       --------
NET INCREASE (DECREASE) IN
   NET ASSETS .........................          (47)          208            (140)         2,542          2,558          4,784
NET ASSETS:
Beginning of Year .....................        1,218         1,010          15,640         13,098         28,529         23,745
                                            --------      --------        --------       --------       --------       --------
End of Year ...........................     $  1,171      $  1,218        $ 15,500       $ 15,640       $ 31,087       $ 28,529
                                            ========      ========        ========       ========       ========       ========

                                                                             Investment Company
                                          ----------------------------------------------------------------------------------------
                                                     Mid-Cap                                                 Short-Term
                                                Equity Index Fund                Bond Fund                    Bond Fund
                                          ----------------------------  ----------------------------  ----------------------------
                                           For the Six      For the      For the Six      For the      For the Six       For the
                                           Months Ended   Year Ended     Months Ended   Year Ended     Months Ended    Year Ended
                                          June 30, 2004   December 31,  June 30, 2004   December 31,  June 30, 2004   December 31,
                                           (Unaudited)       2003        (Unaudited)        2003       (Unaudited)        2003
                                          -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ........     $    --        $     1        $   (37)       $   (23)       $    (2)       $     6
   Net realized gain (loss) on
     investments ............                     13             --            (14)           (49)            --              1
   Net Unrealized appreciation
     (depreciation) of investments .....         (10)            17             22             90              1             (5)
                                             -------        -------        -------        -------        -------        -------
Net Increase (Decrease) in net assets
   resulting from operations ...........           3             18            (29)            18             (1)             2
                                             -------        -------        -------        -------        -------        -------
From Unit Transactions:
   Contributions .......................          25             --            286            686             27             55
   Withdrawals .........................          --             --             --           (368)            --             --
   Net Transfers .......................        (112)             3           (233)          (513)           (17)           (29)
                                             -------        -------        -------        -------        -------        -------
Net Increase (Decrease) from unit
   transactions ........................         (87)             3             53           (195)           (53)            26
                                             -------        -------        -------        -------        -------        -------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................         (84)            21             24           (177)             9             28
NET ASSETS:
Beginning of Year ......................          84             63          1,417          1,594            213            185
                                             -------        -------        -------        -------        -------        -------
End of Year ............................     $    --        $    84        $ 1,441        $ 1,417        $   222        $   213
                                             =======        =======        =======        =======        =======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                          ----------------------------------------------------------------------------------------
                                                    Mid-Term                                                 Aggressive
                                                    Bond Fund                Composite Fund                  Equity Fund
                                          ----------------------------  ----------------------------  ----------------------------
                                           For the Six      For the      For the Six      For the      For the Six       For the
                                           Months Ended   Year Ended     Months Ended   Year Ended     Months Ended    Year Ended
                                          June 30, 2004   December 31,  June 30, 2004   December 31,  June 30, 2004   December 31,
                                           (Unaudited)       2003        (Unaudited)        2003       (Unaudited)        2003
                                          -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ........    $   (140)       $      2      $   (236)      $    (65)      $   (203)      $   (337)
   Net realized gain (loss) on
     investments .......................          --               3          (518)        (1,178)            87           (405)
   Net Unrealized appreciation
     (depreciation) of investments .....           1              (3)          630          3,339         (1,716)         9,580
                                            --------        --------      --------       --------       --------       --------
Net Increase (Decrease) in net assets
   resulting from operations ...........        (139)              2          (124)         2,096         (1,832)         8,838
                                            --------        --------      --------       --------       --------       --------
From Unit Transactions:
   Contributions .......................         160             329         1,467          2,895          1,723          3,577
   Withdrawals .........................          --              --        (1,341)          (361)          (431)          (244)
   Net Transfers .......................         (33)           (342)       (2,089)        (4,368)           648         (4,140)
                                            --------        --------      --------       --------       --------       --------
Net Increase (Decrease) from unit
   transactions ........................         127             (13)       (1,963)        (1,834)         1,940           (807)
                                            --------        --------      --------       --------       --------       --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................         (12)            (11)       (2,087)           262            108          8,031
NET ASSETS:
Beginning of Year ......................          75              86        15,565         15,303         30,115         22,084
                                            --------        --------      --------       --------       --------       --------
End of Year ............................    $     63        $     75      $ 13,478       $ 15,565       $ 30,223       $ 30,115
                                            ========        ========      ========       ========       ========       ========

                                                                                Scudder
                                          ----------------------------------------------------------------------------------------
                                                    Bond Fund             Capital Growth Fund              International Fund
                                          ----------------------------  ----------------------------  ----------------------------
                                           For the Six      For the      For the Six      For the      For the Six       For the
                                           Months Ended   Year Ended     Months Ended   Year Ended     Months Ended    Year Ended
                                          June 30, 2004   December 31,  June 30, 2004   December 31,  June 30, 2004   December 31,
                                           (Unaudited)       2003        (Unaudited)        2003       (Unaudited)        2003
                                          -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:

   Net investment income (loss) ........    $      4       $     21       $      1       $   (273)      $     55       $    (10)
   Net realized gain (loss) on
     investments .......................        (240)           (19)          (254)           (99)            --            (27)
   Net Unrealized appreciation
     (depreciation) of investments .....         244             34          1,661          9,550             51          1,513
                                            --------       --------       --------       --------       --------       --------
Net Increase (Decrease) in net assets
   resulting  from operations ..........           8             36          1,408          9,178            106          1,476
                                            --------       --------       --------       --------       --------       --------
From Unit Transactions:
   Contributions .......................         117             53          2,738          5,247            698          1,440
   Withdrawals .........................          --             --           (293)          (210)            --           (797)
   Net Transfers .......................        (954)           (80)        (2,683)        (3,312)          (164)          (256)
                                            --------       --------       --------       --------       --------       --------
Net Increase (Decrease) from unit
   transactions ........................        (837)           (27)          (238)         1,725            534            387
                                            --------       --------       --------       --------       --------       --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................        (829)             9          1,170         10,903            640          1,863
NET ASSETS:
Beginning of Year ......................       1,145          1,136         46,137         35,234          7,343          5,480
                                            --------       --------       --------       --------       --------       --------
End of Year ............................    $    316       $  1,145       $ 47,307       $ 46,137       $  7,983       $  7,343
                                            ========       ========       ========       ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   American Century                           Calvert
                                                             -------------------------------      -------------------------------
                                                               VP Capital Appreciation Fund               Social Balanced Fund
                                                             -------------------------------      -------------------------------
                                                              For the Six         For the          For the Six         For the
                                                             Months Ended        Year Ended        Months Ended       Year Ended
                                                             June 30, 2004      December 31,      June 30, 2004      December 31,
                                                              (Unaudited)           2003           (Unaudited)         2003
                                                             -------------      ------------      -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income ...............................      $    (98)          $   (175)          $    (78)        $     58
   Net realized gain (loss) on
     investments .......................................            --                 --                 --             (349)
   Net Unrealized appreciation
     (depreciation) of investments .....................           657              3,329                255            1,921
                                                              --------           --------           --------         --------
Net Increase (Decrease) in net assets
   resulting  from operations ..........................           559              3,154                177            1,630
                                                              --------           --------           --------         --------
From Unit Transactions:
   Contributions .......................................         1,510              4,034                595            1,685
   Withdrawals .........................................            --               (279)                --           (2,080)
   Net Transfers .......................................           (30)              (253)              (412)            (486)
                                                              --------           --------           --------         --------
Net Increase (Decrease) from unit
   transactions ........................................         1,480              3,502                183             (881)
                                                              --------           --------           --------         --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................................         2,039              6,656                360              749
NET ASSETS:
Beginning of Year ......................................        21,176             14,520              9,985            9,236
                                                              --------           --------           --------         --------
End of Year ............................................      $ 23,215           $ 21,176           $ 10,345         $  9,985
                                                              ========           ========           ========         ========

                                                                               Fidelity
                                          ----------------------------------------------------------------------------------------
                                             VIP Equity-Income Fund       VIP II Contra Fund            VIP II Asset Manager Fund
                                          ----------------------------  ----------------------------  ----------------------------
                                           For the Six      For the      For the Six      For the      For the Six       For the
                                           Months Ended   Year Ended     Months Ended   Year Ended     Months Ended    Year Ended
                                          June 30, 2004   December 31,  June 30, 2004   December 31,  June 30, 2004   December 31,
                                           (Unaudited)       2003        (Unaudited)        2003       (Unaudited)        2003
                                          -------------   ------------  -------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .........   $    293       $     58       $    (56)      $   (154)      $    265        $    290
   Net realized gain (loss) on
     investments ........................       (479)        (1,553)            (6)            (1)            --            (681)
   Net Unrealized appreciation
      (depreciation) of investments .....        848          6,902          1,105          3,939           (200)          2,456
                                            --------       --------       --------       --------       --------        --------
Net Increase (Decrease) in net assets
   resulting  from operations ...........        662          5,407          1,043          3,784             65           2,065
                                            --------       --------       --------       --------       --------        --------
From Unit Transactions:
   Contributions ........................      1,413          2,734          1,310          2,230            978           2,168
   Withdrawals ..........................       (304)          (274)            --           (239)            --          (1,122)
   Net Transfers ........................     (2,922)        (5,412)        (1,690)        (2,094)          (702)         (2,100)
                                            --------       --------       --------       --------       --------        --------
Net Increase (Decrease) from unit
   transactions .........................     (1,813)        (2,952)          (380)          (103)           276          (1,054)
                                            --------       --------       --------       --------       --------        --------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................     (1,151)         2,455            663          3,681            341           1,011
NET ASSETS:
Beginning of Year .......................     23,325         20,870         18,275         14,594         14,217          13,206
                                            --------       --------       --------       --------       --------        --------
End of Year .............................   $ 22,174       $ 23,325       $ 18,938       $ 18,275       $ 14,558        $ 14,217
                                            ========       ========       ========       ========       ========        ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001.

                                Investment Company Money Market Fund              Investment Company All America Fund
                        -------------------------------------------------   --------------------------------------------------
                         Six Months                                         Six Months
                           Ended                                              Ended
                           June 30,        Years Ended December 31,           June 30,         Years Ended December 31,
SELECTED PER UNIT AND      2004     -------------------------------------      2004     --------------------------------------
SUPPLEMENTARY DATA:     (Unaudited)  2003    2002    2001    2000    1999   (Unaudited)  2003    2002      2001   2000    1999
---------------------   -----------  ----    ----    ----    ----    ----   -----------  ----    ----      ----   ----    ----
Unit value, beginning
  of year .............   $ 2.30   $ 2.30  $ 2.28  $ 2.22  $ 2.11  $ 2.03   $  7.85   $  5.96  $  7.74   $  9.46   $10.05  $   8.09
                          ======   ======  ======  ======  ======  ======   =======   =======  =======   =======   ======  ========
Unit value, end
  of year .............   $ 2.30   $ 2.30  $ 2.30  $ 2.28  $ 2.22  $ 2.11   $  7.91   $  7.85  $  5.96   $  7.74   $ 9.46  $  10.05
                          ======   ======  ======  ======  ======  ======   =======   =======  =======   =======   ======  ========
Units outstanding,
  beginning of
  year (1) ............      530      440     363     455                     1,992     2,199    2,921     6,306
Units Issued (1).......      209      305     275     170                       170       521     859      1,997
Units Redeemed (1).....     (230)    (215)   (198)   (262)                     (202)     (728)  (1,581)   (5,382)
                          ------   ------  ------  ------                   -------   -------  -------   -------
Units outstanding, end
  of year..............      509      530     440     363     455   5,096     1,960     1,992    2,199     2,921    6,306   120,656
                          ======   ======  ======  ======  ======  ======   =======   =======  =======   =======   ======  ========
Net Assets (1).........   $1,171   $1,218  $1,010  $  829                   $15,500   $15,640  $13,098   $22,611
                          ======   ======  ======  ======                   =======   =======  =======   =======
Expense Ratio (A) (1)..    0.90%    0.90%   0.90%   0.90%                     0.90%     0.90%    0.90%     0.90%
                          ======   ======  ======  ======                   =======   =======  =======   =======
Investment Income
  Ratio (B) (1)........       --     1.1%    1.6%    4.7%                       --       0.8%     0.8%      0.3%
                          ======   ======  ======  ======                   =======   =======  =======   =======
Total Return (C) (1)...     0.1%     0.1%    0.6%    3.0%                      0.8%     31.8%   -23.1%    -18.1%
                          ======   ======  ======  ======                   =======   =======  =======   =======

                                 Investment Company Equity Index Fund        Investment Company Mid-Cap Equity Index Fund
                        -------------------------------------------------   --------------------------------------------------
                         Six Months                                         Six Months
                           Ended                                              Ended
                           June 30,        Years Ended December 31,           June 30,           Years Ended December 31,
SELECTED PER UNIT AND      2004     --------------------------------------      2004      -----------------------------------------
SUPPLEMENTARY DATA:     (Unaudited)  2003    2002    2001    2000     1999   (Unaudited)   2003     2002      2001      2000   1999
---------------------   -----------  ----    ----    ----    ----     ----   -----------   ----     ----      ----      ----   ----
Unit value, beginning
  of period/year ......  $  2.62   $  2.06  $  2.67  $  3.07  $ 3.41 $  2.86   $  1.41   $  1.05  $  1.25   $  1.28   $ 1.11  $ 1.00
                          ======   =======  =======  =======  ====== =======   =======   =======  =======   =======   ======  ======
Unit value, end of
  period/year .........  $  2.70   $  2.62  $  2.06  $  2.67  $ 3.07 $  3.41   $  1.49   $  1.41  $  1.05   $  1.25   $ 1.28  $ 1.11
                          ======   =======  =======  =======  ====== =======   =======   =======  =======   =======   ======  ======
Units outstanding,
  beginning of
  period/year..........   10,873    11,507   12,924   17,036                        60        60        1     1,880
Units Issued (1)....... .  1,446     3,111    6,404    7,648                        --        --    3,312        89
Units Redeemed (1)..... .   (806)   (3,745)  (7,821) (11,760)                      (60)       --   (3,253)   (1,968)
                          ------   -------  -------  -------                   -------   -------  -------   -------
Units outstanding, end
  of period/year.......   11,513    10,873   11,507   12,924  17,036 205,553        --        60       60         1    1,880   9,513
                          ======   =======  =======  =======  ====== =======   =======   =======  =======   =======   ======  ======
Net Assets (1) ........  $31,087   $28,529  $23,745  $34,560                   $    --   $    84     $ 63   $     1
                          ======   =======  =======  =======                   =======   =======  =======   =======
Expense
  Ratio (A) (1)........    0.90%     0.90%    0.90%    0.90%                     0.90%     0.90%    0.90%     0.90%
                          ======   =======  =======  =======                   =======   =======  =======   =======
Investment Income

  Ratio (B) (1)........       --      1.4%     1.5%     3.1%                       --       1.8%     3.8%      0.2%
                          ======   =======  =======  =======                   =======   =======  =======   =======
Total Return (C) (1)...     2.9%     27.2%   -22.8%   -13.0%                      5.5%     34.0%   -16.0%     -2.0%
                          ======   =======  =======  =======                   =======   =======  =======   =======

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                   Investment Company Bond Fund                  Investment Company Short-Term Bond Fund
                        -------------------------------------------------   --------------------------------------------------
                         Six Months                                         Six Months
                           Ended                                              Ended
                           June 30,        Years Ended December 31,           June 30,             Years Ended December 31,
SELECTED PER UNIT AND      2004      ------------------------------------      2004        ---------------------------------------
SUPPLEMENTARY DATA:     (Unaudited)  2003    2002    2001    2000    1999   (Unaudited)    2003     2002      2001     2000   1999
---------------------   -----------  ----    ----    ----    ----    ----   -----------    ----     ----      ----     ----   ----
Unit value, beginning
  of year..............   $ 3.99    $ 3.78   $ 3.57   $ 3.31   $3.07  $ 3.17    $ 1.53    $ 1.52   $ 1.46    $ 1.37    $1.28  $1.24
                          ======    ======   ======   ======   =====  ======    ======    ======   ======    ======    =====  =====
Unit value, end
  of year .............   $ 4.00    $ 3.99   $ 3.78   $ 3.57   $3.31  $ 3.07    $ 1.53    $ 1.53   $ 1.52    $ 1.46    $1.37  $1.28
                          ======    ======   ======   ======   =====  ======    ======    ======   ======    ======    =====  =====
Units outstanding,
  beginning of year (1)      355       422      459      786                       139       122      100        74
Units Issued (1).......       70       184      287      524                        18        36       36        49
Units Redeemed (1).....      (65)     (251)    (324)    (851)                      (12)      (19)     (14)      (23)
                          ------    ------   ------   ------                    ------    ------   ------    ------
Units outstanding, end
  of year..............      360       355      422      459     786  11,766       145       139      122       100       74  2,603
                          ======    ======   ======   ======   =====  ======    ======    ======   ======    ======    =====  =====
Net Assets (1) ........   $1,441    $1,417   $1,594   $1,637                    $  222    $  213   $  185    $  146
                          ======    ======   ======   ======                    ======    ======   ======    ======
Expense Ratio (A) (1)..    0.90%     0.90%    0.90%    0.90%                     0.90%     0.90%    0.90%     0.90%
                          ======    ======   ======   ======                    ======    ======   ======    ======
Investment Income
  Ratio (B) (1)........       --      4.3%     8.5%     7.4%                        --      3.9%     2.7%      5.7%
                          ======    ======   ======   ======                    ======    ======   ======    ======
Total Return (C) (1)...     0.1%      5.8%     5.8%     7.8%                      0.1%      0.8%     4.1%      6.5%
                          ======    ======   ======   ======                    ======    ======   ======    ======

                                Investment Company Mid-Term Bond Fund             Investment Company Composite Fund
                       -------------------------------------------------   --------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                          June 30,        Years Ended December 31,            June 30,           Years Ended December 31,
SELECTED PER UNIT AND     2004      --------------------------------------      2004      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2003     2002     2001     2000   1999   (Unaudited)  2003     2002      2001     2000    1999
---------------------  -----------  ----     ----     ----     ----   ----   -----------  ----     ----      ----     ----    ----
Unit value, beginning
  of year..............  $ 1.67    $ 1.64   $ 1.51   $ 1.38   $1.32  $ 1.32   $  5.23   $  4.46   $  4.87   $  5.52   $5.61  $ 4.93
                         ======    ======   ======   ======   =====  ======   =======   =======   =======   =======   =====  =======
Unit value, end
  of year..............  $ 1.65    $ 1.67   $ 1.64   $ 1.51   $1.38  $ 1.32   $  5.26   $  5.23   $  4.46   $  4.87   $5.52  $  5.61
                         ======    ======   ======   ======   =====  ======   =======   =======   =======   =======   =====  =======
Units outstanding,
  beginning of year (1)      45        53       57       53                     2,975     3,428     4,027     5,080
Units Issued (1).......      96       199      211      251                       282       618     2,235     2,032
Units Redeemed (1).....    (103)     (207)    (215)    (247)                     (694)   (1,071)   (2,834)   (3,085)
                         ------    ------   ------   ------                   -------   -------   -------   -------
Units outstanding, end
  of year..............      38        45       53       57      53   2,919     2,563     2,975     3,428     4,027   5,080   82,918
                         ======    ======   ======   ======   =====  ======   =======   =======   =======   =======   =====  =======
Net Assets (1) ........  $   63    $   75   $   86   $   86                   $13,478   $15,565   $15,303   $19,611
                         ======    ======   ======   ======                   =======   =======   =======   =======
Expense Ratio (A) (1)..   0.90%     0.90%    0.90%    0.90%                     0.90%     0.90%     0.90%    0.90%
                         ======    ======   ======   ======                   =======   =======   =======   =======
Investment Income
  Ratio (B) (1)........      --      3.9%     2.4%     3.7%                        --      2.5%      3.2%      3.4%
                         ======    ======   ======   ======                   =======   =======   =======   =======
Total Return (C) (1)...   -0.9%      1.9%     8.7%     9.5%                      0.5%     17.2%     -8.3%    -11.8%
                         ======    ======   ======   ======                   =======   =======   =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                          Investment Company Aggressive Equity Fund                               Scudder Bond Fund
                       ---------------------------------------------------    -----------------------------------------------------
                        Six Months                                            Six Months
                          Ended                                                 Ended
                          June 30,        Years Ended December 31,             June 30,           Years Ended December 31,
SELECTED PER UNIT AND     2004      --------------------------------------       2004      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2003     2002     2001      2000   1999   (Unaudited)  2003    2002      2001     2000    1999
---------------------  -----------  ----     ----     ----      ----   ----   -----------  ----    ----      ----     ----    ----
Unit value, beginning
  of year..............  $  2.69  $  1.95  $  2.47  $  2.79  $  2.85  $  2.02    $16.22   $15.58   $14.60   $13.94  $12.73  $13.02
                         =======  =======  =======  =======  =======  =======    ======   ======   ======   ======  ======  ======
Unit value, end
  of year .............  $  2.55  $  2.69  $  1.95  $  2.47  $  2.79  $  2.85    $16.23   $16.22   $15.58   $14.60  $13.94  $12.73
                         =======  =======  =======  =======  =======  =======    ======   ======   ======   ======  ======  ======
Units outstanding,
  beginning
  of year (1)..........   11,188   11,332   13,741   19,792                         71        73       66       60
Units Issued (1).......    1,817    2,680    5,961    4,525                          7         4       18       21
Units Redeemed (1).....   (1,133)  (2,824)  (8,370) (10,576)                       (59)       (6)     (11)     (15)
                         ------    ------   ------  -------                      ------   ------   ------   ------
Units outstanding, end
  of year..............   11,872   11,188   11,332   13,741   19,792  174,367       19        71       73       66      60     623
                         =======  =======  =======  =======  =======  =======    ======   ======   ======   ======  ======  ======
Net Assets (1) ........  $30,223  $30,115  $22,084  $33,972                      $  316   $1,145   $1,136   $  964
                         =======  =======  =======  =======                      ======   ======   ======   ======
Expense Ratio (A) (1)..    0.90%    0.90%   0.90%     0.90%                       0.90%    0.90%    0.90%    0.90%
                         =======  =======  =======  =======                      ======   ======   ======   ======
Investment Income
  Ratio (B) (1)........       --       --      --      0.4%                        1.9%     3.7%     5.9%     3.9%
                         =======  =======  =======  =======                      ======   ======   ======   ======
Total Return (C) (1)...    -5.4%    38.1%  -21.2%    -11.4%                        0.1%     4.1%     6.7%     4.8%
                         =======  =======  =======  =======                      ======   ======   ======   ======

                                      Scudder Capital Growth Fund                     Scudder International Fund
                       ---------------------------------------------------    -----------------------------------------------------
                        Six Months                                            Six Months
                          Ended                                                 Ended
                          June 30,        Years Ended December 31,             June 30,           Years Ended December 31,
SELECTED PER UNIT AND     2004      --------------------------------------       2004      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2003     2002     2001      2000   1999   (Unaudited)  2003    2002      2001     2000    1999
---------------------  -----------  ----     ----     ----      ----   ----   -----------  ----    ----      ----     ----    ----
Unit value, beginning
  of year .............  $ 30.30  $ 24.10  $ 34.34  $ 42.97   $48.17   $36.07    $14.05   $11.10   $ 13.72  $ 20.02  $25.83  $ 16.93
                         =======  =======  =======  =======   ======   ======    ======   ======   =======  =======  ======  =======
Unit value, end
  of year .............  $ 31.25  $ 30.30  $ 24.10  $ 34.34   $42.97   $48.17    $14.29   $14.05   $ 11.10  $ 13.72  $20.02  $ 25.83
                         =======  =======  =======  =======   ======   ======    ======   ======   =======  =======  ======  =======
Units outstanding,
  beginning
  of year (1)..........    1,522    1,462    1,413    1,534                         523      494       482      723
Units Issued (1).......      101      216      256      502                          51      124       183      369
Units Redeemed (1).....     (109)    (156)    (207)    (623)                        (15)     (95)     (171)    (610)
                         -------  -------  -------  -------                      ------   ------   -------  -------
Units outstanding, end
  of year .............    1,514    1,522    1,462    1,413    1,534   20,809       559      523       494      482     723   11,828
                         =======  =======  =======  =======   ======   ======    ======   ======   =======  =======  ======  =======
Net Assets (1) ........  $47,307  $46,137  $35,234  $48,508                      $7,983   $7,343   $ 5,480  $ 6,616
                         =======  =======  =======  =======                      ======   ======   =======  =======
Expense Ratio (A) (1)..    0.90%    0.90%    0.90%    0.90%                       0.90%    0.90%     0.90%    0.90%
                         =======  =======  =======  =======                      ======   ======   =======  =======
Investment Income
  Ratio (B) (1)........     0.5%     0.4%     0.3%    13.1%                        1.3%     0.7%      0.9%    18.0%
                         =======  =======  =======  =======                      ======   ======   =======  =======
Total Return (C) (1)...     3.1%    25.7%   -29.8%   -20.1%                        1.7%    26.6%    -19.1%   -31.5%
                         =======  =======  =======  =======                      ======   ======   =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                           American Century VP Capital Appreciation Fund                 Calvert Social Balanced Fund
                       ---------------------------------------------------    -----------------------------------------------------
                        Six Months                                            Six Months
                          Ended                                                 Ended
                          June 30,        Years Ended December 31,             June 30,           Years Ended December 31,
SELECTED PER UNIT AND     2004      --------------------------------------       2004      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2003     2002     2001      2000   1999   (Unaudited)  2003    2002      2001     2000    1999
---------------------  -----------  ----     ----     ----      ----   ----   -----------  ----    ----      ----     ----    ----
Unit value, beginning
  of year..............  $ 12.59  $ 10.52  $ 13.44  $ 18.82   $17.40   $10.69   $ 3.07    $ 2.59   $  2.98  $  3.23  $ 3.37  $ 3.04
                         =======  =======  =======  =======   ======   ======   =======   ======   =======  =======  ======  ======
Unit value, end of year  $ 12.94  $ 12.59  $ 10.52  $ 13.44   $18.82   $17.40   $ 3.13    $ 3.07   $  2.59  $  2.98  $ 3.23  $ 3.37
                         =======  =======  =======  =======   ======   ======   =======   ======   =======  =======  ======  ======
Units outstanding,
  beginning
  of year (1)..........    1,681    1,380    1,062    1,337                       3,255    3,560     3,228    4,634
Units Issued (1).......      119      386      333      640                         191      743       729    1,403
Units Redeemed (1).....       (6)     (85)     (15)    (915)                       (144)  (1,048)     (397)  (2,809)
                         -------  -------  -------  -------                     -------   ------   -------  -------
Units outstanding, end
  of year..............    1,794    1,681    1,380    1,062    1,337    9,062     3,302    3,255     3,560    3,228   4,634  20,588
                         =======  =======  =======  =======   ======   ======    ======   ======   =======  =======  ======  ======
Net Assets (1) ........  $23,215  $21,176  $14,520  $14,268                     $10,345   $9,985   $ 9,236  $ 9,620
                         =======  =======  =======  =======                     =======   ======   =======  =======
Expense Ratio (A) (1)..    0.65%    0.65%    0.65%    0.70%                       0.90%    0.90%     0.90%    0.90%
                         =======  =======  =======  =======                     =======   ======   =======  =======
Investment Income
  Ratio (B) (1)........       --       --       --    31.6%                         --      2.1%      2.9%     4.7%
                         =======  =======  =======  =======                     =======   ======   =======  =======
Total Return (C) (1)...     2.8%    19.7%   -21.7%   -28.6%                        2.1%    18.2%    -12.9%    -7.8%
                         =======  =======  =======  =======                     =======   ======   =======  =======

                                    Fidelity VIP Equity-Income Fund                   Fidelity VIP II Contra Fund
                       ---------------------------------------------------    -----------------------------------------------------
                        Six Months                                            Six Months
                          Ended                                                 Ended
                          June 30,        Years Ended December 31,             June 30,           Years Ended December 31,
SELECTED PER UNIT AND     2004      --------------------------------------       2004      ----------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)  2003     2002     2001      2000   1999   (Unaudited)  2003    2002      2001     2000    1999
---------------------  -----------  ----     ----     ----      ----   ----   -----------  ----    ----      ----     ----    ----
Unit value, beginning
  of year .............  $ 34.76  $ 26.89  $ 32.63  $ 34.61   $32.21   $30.65   $ 29.66  $ 23.27   $ 25.88  $ 29.73  $32.13  $26.16
                         =======  =======  =======  =======   ======   ======   =======   ======   =======  =======  ======  ======
Unit value, end
  of year .............  $ 35.83  $ 34.76  $ 26.89  $ 32.63   $34.61   $32.21   $ 31.41  $ 29.66   $ 23.27  $ 25.88  $29.73  $32.13
                         =======  =======  =======  =======   ======   ======   =======   ======   =======  =======  ======  ======
Units outstanding,
  beginning
  of year (1)..........      671      776      916    1,396                         616      627       720    1,762
Units Issued (1).......       43       95      129      292                         100      214       418      647
Units Redeemed (1).....      (95)    (200)    (269)    (772)                       (113)    (225)     (511)  (1,689)
                         -------  -------  -------  -------                     -------   ------   -------  -------
Units outstanding,
  end of year                619      671      776      916    1,396    7,417       603      616       627      720   1,762  18,296
                         =======  =======  =======  =======   ======   ======   =======   ======   =======  =======  ======  ======
Net Assets (1) ........  $22,174  $23,325  $20,870  $29,894                     $18,938  $18,275   $14,594  $18,625
                         =======  =======  =======  =======                     =======   ======   =======  =======
Expense Ratio (A) (1)..    0.80%    0.80%    0.80%    0.80%                       0.80%    0.80%     0.80%    0.80%
                         =======  =======  =======  =======                     =======   ======   =======  =======
Investment Income
  Ratio (B) (1)........     1.9%     1.9%     4.4%     7.7%                        0.3%     0.4%      0.9%     5.4%
                         =======  =======  =======  =======                     =======   ======   =======  =======
Total Return (C) (1)...     3.1%    29.3%   -17.6%    -5.7%                        5.9%    27.4%    -10.1%   -12.9%
                         =======  =======  =======  =======                     =======   ======   =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                  Fidelity VIP II Asset Manager Fund
                                                 --------------------------------------------------------------------
                                                 Six Months
                                                    Ended
                                                  June 30,                      Years Ended December 31,
SELECTED PER UNIT AND                               2004       ------------------------------------------------------
SUPPLEMENTARY DATA:                              (Unaudited)      2003        2002        2001        2000      1999
---------------------                            -----------   --------    --------    --------     -------   -------
Unit value, beginning of year ..................   $  25.34    $  21.65    $  23.91    $  25.14     $ 26.40   $ 24.04
                                                   ========    ========    ========    ========     =======   =======
Unit value, end of year ........................   $  25.56    $  25.34    $  21.65    $  23.91     $ 25.14   $ 26.40
                                                   ========    ========    ========    ========     =======   =======
Units outstanding, beginning of year (1) .......        561         610         645       4,742
Units Issued (1) ...............................         39         161         147         225
Units Redeemed (1) .............................        (30)       (210)       (182)     (4,322)
                                                   --------    --------    --------    --------
Units outstanding, end of year .................        570         561         610         645       4,742     7,732
                                                   ========    ========    ========    ========     =======   =======
Net Assets (1) .................................   $ 14,558    $ 14,217    $ 13,206    $ 15,424
                                                   ========    ========    ========    ========
Expense Ratio (A) (1) ..........................      0.80%       0.80%       0.80%       0.80%
                                                   ========    ========    ========    ========
Investment Income Ratio (B) (1) ................       2.7%        3.7%        3.8%       12.2%
                                                   ========    ========    ========    ========
Total Return (C) (1) ...........................       0.9%       17.0%       -9.5%       -4.9%
                                                   ========    ========    ========    ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a ($2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century")and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contra fund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund, Contra fund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("VUL") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, substantially all of American Life's original issue variable universal life business participating through American Life Separate Account No. 3 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a limited number of American Life's original issue variable universal life policies remain in force, the Company is no longer issuing new policies through American Life Separate Account No. 3.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimate sand assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2004 are as follows:

                                                                                           Number of      Net Asset
                                                                                            Shares          Value
                                                                                           ---------      ---------
           Investment Company Funds:
              Money Market Fund:.......................................................       1,006        $ 1.19
              All America Fund.........................................................       7,224          2.14
              Equity Index Fund........................................................      15,528          2.02
              Mid-Cap Equity Index Fund................................................          27          1.37
              Bond Fund................................................................       1,117          1.30
              Short-Term Bond Fund.....................................................         344          1.04
              Mid-Term Bond Fund.......................................................          68          0.95
              Composite Fund...........................................................       9,814          1.42
              Aggressive Equity Fund...................................................      18,687          1.64
           Scudder Portfolios:
              Bond Portfolio...........................................................          43          6.80
              Capital Growth Portfolio -- Class "A"....................................       3,175         15.03
              International Portfolio -- Class "A".....................................         915          8.34
           American Century VP Capital Appreciation Fund...............................       3,125          7.34
           Calvert Social Balanced Portfolio...........................................       5,725          1.80
           Fidelity Portfolios:
              Equity-Income -- "Initial" Class.........................................         977         23.55
              Contrafund -- "Initial" Class............................................         784         24.51
              Asset Manager -- "Initial" Class.........................................       1,001         14.26

3.    EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is 15% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

                                                    THE AMERICAN LIFE
                                                    INSURANCE COMPANY
                                                    OF NEW YORK

                                                    P.O. BOX 4837
                                                    NEW YORK, NY 10185-0049